Related Party Transactions - Schedule of General and Administrative Expenses Absorbed by Affiliate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016
Related Party Transaction [Line Items]
Expenses absorbed	$ 0	$ 178	$ 1,296
Due from affiliates	136	500		$ 16
American Realty Capital Global Advisors, LLC | Advisor
Related Party Transaction [Line Items]
Due from affiliates	100	500		$ 16
American Realty Capital Global Advisors, LLC | Property operating expenses absorbed | Advisor
Related Party Transaction [Line Items]
Expenses absorbed	0	178	4
American Realty Capital Global Advisors, LLC | General and administrative expenses absorbed | Advisor
Related Party Transaction [Line Items]
Expenses absorbed	$ 0	0	1,292
Due from affiliates		$ 500	$ 100